Share Capital - Narrative (Details) $ / shares in Units, $ in Thousands, $ in Thousands		12 Months Ended
	Apr. 01, 2026 CAD ($) shares	Mar. 31, 2026 CAD ($) $ / shares shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 CAD ($) shares		Mar. 31, 2025 USD ($) shares	Feb. 04, 2026 USD ($)
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares)		58,947,593		56,234,231		56,234,231
Transaction costs | $		$ 1,578		$ 461
Gross proceeds | $		10,906		$ 0	[1]
ATM Program
Disclosure of classes of share capital [line items]
Authorized amount through share issuance program | $							$ 100,000
Transaction costs | $		$ 1,500
Number of shares issued (in shares)		2,210,785	2,210,785	0		0
Gross proceeds		$ 10,906	$ 7,891	$ 0		$ 0
ATM Program | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	111,538
Gross proceeds | $	$ 700
Class A Preference Shares
Disclosure of classes of share capital [line items]
Par value per share (in CAD per share) | $ / shares		$ 1.00
Number of shares issued (in shares)		0
Number of shares outstanding (in shares)		0
Class B Preference Shares
Disclosure of classes of share capital [line items]
Par value per share (in CAD per share) | $ / shares		$ 5.00
Number of shares issued (in shares)		0
Number of shares outstanding (in shares)		0

[1]	Adjusted for discontinued operations (Note 6).